Note 7 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Year Ended December 31,
	2022	2021
Current expense (benefit):
Federal	$—	$—
State	—	—
Foreign	—	—
Current income tax benefit	—	—
Deferred expense (benefit):
Federal	—	—
State	—	—
Foreign	—	—
Deferred income tax expense	—	—
Total	$—	$—

Summary of Valuation Allowance [Table Text Block]
	Year Ended December 31,
	2022	2021
Valuation allowance at beginning of period	$18,823	$13,867
Income tax benefit	6,873	4,956
Release of valuation allowance	—	—
Valuation allowance at end of period	$25,696	$18,823

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2022		2021
	Amount	Percent	Amount	Percent
Federal tax benefit at statutory rate	$6,096	21.0%	$3,338	21.0%
State tax benefit net of federal	347	1.2%	25	0.2%
Foreign rate differential	10	0.0%	7	0.0%
Stock warrant costs	280	1.0%	1,413	8.9%
Other permanent differences	(145)	(0.5)%	(77)	(0.5)%
Permanent provision to return items	395	1.4%	344	2.2%
Stock compensation change	(49)	(0.2)%	(37)	(0.2)%
Uncertain tax provision	(61)	(0.2)%	(57)	(0.4)%
Increase in valuation allowance	(6,873)	(23.7)%	(4,956)	(31.2)%
Total tax (expense) benefit	$—	—%	$—	—%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Year Ended December 31,
	2022	2021
Deferred tax assets:
Start-up costs	$7,727	$5,618
Federal net operating loss carryforwards	11,024	10,866
174 R&D Carryforward	3,572	—
State tax loss carryforwards	237	64
Foreign net operating loss carryforwards	161	122
Tax credit carryforward	1,335	991
ROU Liability	96	34
Deferred compensation	1,630	1,157
Total deferred tax assets	$25,782	$18,852
Less valuation allowance	(25,696)	(18,823)
Net deferred tax assets	$86	$29
Deferred tax liabilities:
Fixed assets	$-	$(6)
ROU Asset	(86)	(23)
Total deferred tax liabilities	$(86)	$(29)
Net deferred taxes	$—	$—

Summary of Income Tax Contingencies [Table Text Block]
	Year Ended December 31,
	2022	2021
Balance, beginning of year	$175	$118
Additions for tax positions related to the current year	—	—
Additions for tax positions related to prior years	61	57
Reductions due to lapse of statutes of limitations	—	—
Decreases related to settlements with tax authorities	—	—
Balance, end of year	$236	$175